Intangible Assets - Expected Annual Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 2,263
2016	2,174
2017	2,097
2018	1,986
2019	1,616
Thereafter	4,659
Total	$ 14,795	$ 8,870